Nature Of Operations And Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Nature Of Operations And Significant Accounting Policies [Abstract]
Nature Of Operations And Significant Accounting Policies

Notes to Financial Statements

Note 1.Nature of Operations and Significant Accounting Policies

RICI® Linked - PAM Advisors Fund, LLC (the Company) is a limited liability company organized under the Delaware Limited Liability Company Act.  The Company engages in the speculative trading of commodity futures, and may engage in the speculative trading of options on futures, forward contracts and other derivatives, on exchanges and markets located in the United States (U.S.) and abroad.  These financial statements incorporate the financial condition, results of operations and changes in members’ equity (net assets) of the Company as a whole as well as each Series of membership interest in the Company.

The Company consists of four series (each, a Series) of limited liability company interests (Interests): the RICI® Linked – PAM Total Index Series ( the Total Index Series), the RICI® Linked – PAM Agricultural Sector Series (the Agricultural Sector Series), the RICI® Linked – PAM Energy Sector Series (the Energy Sector Series), and the RICI® Linked – PAM Metals Sector Series (the Metals Sector Series). Each Series invests substantially all of its assets in derivative contracts representing the commodity positions contained in the Rogers International Commodity Index® (Index), or a sub-index thereof. Currently, three Series have commenced trading, the Total Index Series, which began trading May 8, 2007, the Agricultural Sector Series, which began trading February 7, 2008, and the Energy Sector Series, which began trading January 1, 2010.  The Energy Sector Series ceased operations after paying out withdrawal proceeds with respect to the July 31, 2010 withdrawal date.  The Metals Sector Series has not yet commenced operations.

The Company is permitted to track the Index under a licensing arrangement granted by Beeland Interests, Inc.  Prior to April 1, 2013, the Company’s use of the Index has been governed by a sub-licensing arrangement with Beeland Management, LLC, another licensee of Beeland Interests, Inc.  Effective April 1, 2013, the Company has entered into a licensing agreement directly with Beeland Interests, Inc.  If the license arrangement with Beeland Interests, Inc. were to terminate and the Company lost use of the Index, the Company would not be able to raise additional capital.

Price Asset Management, Inc. (PAM) is the Managing Member of the Company.  The Company is organized as a “series” limited liability company such that, pursuant to Section 18-215(b) of the Delaware Limited Liability Company Act, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable only against the assets of such Series and not against the assets of the Company generally or any other Series. Accordingly, the assets of one Series of the Company include only those funds and other assets that are paid to, held by or distributed to the Company on account of and for the benefit of that Series, including, without limitation, funds delivered to the Company for investment in that Series.

Total Index Series: trading is comprised of three commodity product sectors encompassing 37 markets worldwide.

Agricultural Sector Series: trading is comprised of one commodity product sector encompassing 21 agricultural markets worldwide.

Energy Sector Series: trading is comprised of one commodity product sector encompassing 6 energy markets worldwide.

Metals Sector Series: trading is comprised of one commodity product sector encompassing 10 metals markets worldwide.

Accounting policies:   The Company follows generally accepted accounting principles (GAAP), as established by the Financial Accounting Standards Board (FASB), to ensure consistent reporting of financial condition and results of operations.

Use of estimates:  The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Cash and cash equivalents: Cash and cash equivalents include highly liquid instruments with original maturities of three months or less at the date of acquisition.

Net asset value:  “Net Asset Value” or “Net Assets” associated with each Series is the sum of all cash plus investments, at fair value, plus the liquidating value of all open commodity positions maintained by the Series, plus interest receivable and other assets, less all liabilities of the Series determined in accordance with GAAP.

Securities and derivative financial instruments:  Investments in securities and derivative financial instruments and related expenses are recorded on trade date and at fair value.  Gains and losses are realized when contracts are liquidated and are included as net realized gain (loss) on investments in the statement of operations.  Unrealized gains or losses on open contracts (the difference between contract purchase price and market price) at the date of the statements of financial condition are included in equity in broker trading accounts as a net unrealized gain or loss, as there exists a right to offset.  The difference between the cost and the fair value of open investments is reflected as unrealized gains (losses) on investments. Any change in

Note 1.Nature of Operations and Significant Accounting Policies (Continued)

net unrealized gain or loss from the preceding period is reported in the statements of operations.  Brokerage commissions include clearing and exchange fees and are separately reported in the statements of operations.

Translation of foreign currencies:  The Company’s functional currency is the U.S. dollar; however, it transacts business in foreign currencies.  Investments denominated in foreign currencies are translated into U.S. dollars at the rates in effect at the date of the statements of financial condition.  Income and expense items denominated in foreign currencies are translated into U.S. dollars at the rates in effect during the period.  Gains and losses resulting from the translation to U.S. dollars are reported as part of realized gains and losses in the statements of operations.

Subscriptions:  Non-managing member subscriptions are presented in the statement of changes in members’ equity (net assets), net of sales fees, if any.

Withdrawals payable:  Withdrawals approved by the Managing Member prior to month end with a fixed effective date and fixed amount are recorded as withdrawals payable as of month end.

Ongoing offering expenses:  Ongoing offering expenses are charged to expense as incurred.

Income taxes:    No provision for income taxes has been made in these financial statements because members are individually responsible for reporting income or loss based on their respective shares in the Company’s income and expenses as reported for income tax purposes.

The FASB provides guidance for how uncertain tax positions should be recognized, measured, disclosed and presented in the financial statements.  The guidance requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained “when challenged” or “when examined” by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense and liability in the current year.  Through December 31, 2013 management has determined that there are no material uncertain income tax positions.

The Company is not subject to examination by U.S. Federal and state tax authorities for years before 2010.

Statement of cash flows:  The Company has elected not to provide statements of cash flows as permitted by GAAP as all of the following conditions have been met:

During the period, substantially all of the Company’s investments were classified as Level 1 and Level 2 assets and liabilities within the Fair Value hierarchy;

Substantially all of the Company’s investments are carried at fair value;

The Company had little or no debt during the period; and

The Company’s financial statements include a statement of changes in members’ equity (net assets).

Recently adopted accounting pronouncements:  In December 2011, the FASB issued new guidance that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. This guidance is effective for annual and interim periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The adoption of this guidance did not have a material impact on the Company’s financial position or results of operations.